Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 581	£ 631
Lease liabilities included in the balance sheet	478	517
Current	62	65
Non-current	416	452
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	81	85
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	241	270
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 259	£ 276